ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMUTLATED OTHER COMPREHENSIVE LOSS

24.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in Accumulated Other Comprehensive Loss is summarized as follows:

(in thousands of $)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Other-than-temporary impairment transferred to statement of operations	9,425	—	9,425
Translation adjustment for year	—	(137)	(137)
Net unrealized losses on marketable securities for the year	(11,438)	—	(11,438)
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for year	—	(49)	(49)
Net unrealized losses on marketable securities for the year	(894)	—	(894)
Balance at December 31, 2011	(668)	(4,111)	(4,779)
Translation adjustment for the year	—	97	97
Net unrealized gains on marketable secutities for the year	527	—	527
Balance at December 31, 2012	(141)	(4,014)	(4,155)